GOODWILL AND OTHER INTANGIBLES - Changes in the Carrying Amount of Goodwill (Details) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Goodwill [Roll Forward]
Balance at beginning	$ 3,210
Acquisition	43
Foreign currency translation and other	6
Balance at ending	3,259
Agriculture
Goodwill [Roll Forward]
Balance at beginning	3,020
Acquisition	43
Foreign currency translation and other	10
Balance at ending	3,073
Construction
Goodwill [Roll Forward]
Balance at beginning	49
Acquisition	0
Foreign currency translation and other	(4)
Balance at ending	45
Financial Services
Goodwill [Roll Forward]
Balance at beginning	141
Acquisition	0
Foreign currency translation and other	0
Balance at ending	$ 141